Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 3. Going Concern

The accompanying financial statements and notes have been prepared assuming that the Company will continue as a going concern for one year after the date the financial statements were issued.

For the period from its inception on March 31, 2015 to March 31, 2019, the Company had an accumulated net loss of $548,732. The Company also has a negative net worth of $497,801 as of March 31, 2019. This raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The ability to continue as a going concern is dependent upon the Company’s ability to successfully execute its business plan and generate profitable operations in the future, and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operation when they become due. Management intends to finance operating costs over the next twelve months with loans from related parties or the issuance of equity and debt securities.

The failure to achieve the necessary levels of profitability or obtain the additional funding would be detrimental to the Company.

The accompanying consolidated financial statements and notes have been prepared assuming that the Company will continue as a going concern for one year after the date the consolidated financial statements were issued.

For the period from inception (March 31, 2015) to June 30, 2018, the Company had an accumulated net loss of $122,725. The Company also had a negative net worth of $75,565 as of June 30, 2018. This raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The ability to continue as a going concern is dependent upon the Company’s ability to successfully execute its business plan and generate profitable operations in the future, and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operation when they become due. Management intends to finance operating costs over the next 12 months with loans from related parties or the issuance of equity and debt securities.

The failure to achieve the necessary levels of profitability or obtain the additional funding would be detrimental to the Company.